GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.6 Schedule 5

QM-ATR
Run Date - XX/XX/XXXX
Scienna Loan ID	Loan #1	Loan #2	Loan #3	Pool	Borrower Last Name	Borrower First Name	Coborrower Last Name	Coborrower First Name	Property Address	Property City	State	Zip Code	TILA Status	QM Status	Application Date	GSE Eligible	Points and Fees (Reg Z)	Rate Lock Date	APR	Employment Indicator (Borrower)	Employment Indicator (Coborrower)	Citizenship Status (Borrower)	Citizenship Status (Coborrower)	Residual Income
XXXX	XXXXXXX	XXXXXXX		XXXX	XXX	XXX			XXX	XXX	XXX	XXX	Not Covered/Exempt	Not Covered/Exempt	XX/XX/XXXX	Yes		XX/XX/XXXX	XXX	Employed		US Citizen		$XXX
XXXX	XXXXXXX	XXXXXXX		XXXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Not Covered/Exempt	Not Covered/Exempt	XX/XX/XXXX	Yes	$XXX	XX/XX/XXXX	XXX	Employed	Employed	US Citizen	US Citizen	$XXX